Exhibit 99.1		EXHIBIT C to the Supplement to PSA
CLASS A CUSIP	55262TDK6
CLASS B CUSIP	55262TDL4

FORM OF MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 1998-E

MBNA AMERICA BANK, NATIONAL ASSOCIATION

MBNA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING FEBRUARY 28, 2006

The information which is required to be prepared with respect to the Distribution Date of March 15, 2006, and with respect to the performance of the Trust during the month of February, 2006 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 1998-E Supplement to the Pooling and Servicing Agreement relating to the Collateral Certificate	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on October 14, 1998

Pooling and Servicing Agreement dated as of August 4, 1994	Included in MBNA's Form 8-K filed with the SEC on October 14, 1994

First Amendment to Pooling and Servicing Agreement dated as of March 11, 1996	Included in MBNA's Form 8-K filed with the SEC on May 14, 1996

Second Amendment to Pooling and Servicing Agreement dated as of June 2, 1998	Included in MBNA's Form 8-K filed with the SEC on July 14, 1998

Third Amendment to Pooling and Servicing Agreement dated as of January 10, 1999	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on January 22, 1999

Fourth Amendment to Pooling and Servicing Agreement dated as of October 2, 2000	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on October 13, 2000

Fifth Amendment to Pooling and Servicing Agreement dated as of March 30, 2001	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on April 13, 2001

Sixth Amendment to Pooling and Servicing Agreement dated as of December 17, 2001	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on January 14, 2002

Seventh Amendment to Pooling and Servicing Agreement dated as of August 1, 2002	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on January 24, 2003

Eighth Amendment to Pooling and Servicing Agreement dated as of June 27, 2003	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on June 30, 2003

Ninth Amendment to Pooling and Servicing Agreement dated as of September 23, 2004	Included in Exhibit 4.1 to MBNA's Form 8-K filed with the SEC on September 24, 2004

Tenth Amendment to Pooling and Servicing Agreement dated as of January 27, 2006	Included as Exhibit 4.22 to MBNA's Form S-3 filed with the SEC on January 27, 2006

A.    In accordance with Article IV of the Pooling and Servicing Agreement, Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal Receivables. For a more detailed description, please see the Pooling and Servicing Agreement and the Series 1998-E Supplement previously filed by the Registrant with the SEC.

Allocations of Collections of Finance Charge Receivables

Allocations of Collections of Principal Receivables

B.	Information Regarding the Current Monthly Distribution to Certificateholders (Stated on the Basis of $1,000 Original Certificate Principal Amount).

	1.	The amount of distribution in respect of Class A Monthly Principal	$0.000000

	2.	The amount of distribution in respect of Class B Monthly Principal	$0.000000

	3.	The amount of distribution in respect of Collateral Monthly Principal	$0.000000

	4.	The amount of distribution in respect of Collateral Minimum Monthly Interest	$5.500000

	5.	The amount of distribution in respect of any accrued and unpaid Collateral Minimum Monthly Interest	$0.000000

C.	Information Regarding the current Monthly Accumulation into the Interest Funding Account (Stated on the Basis of $1,000 Original Certificate Principal Amount).

	1.	The amount of the current monthly accumulation in respect of Class A Monthly Interest	$3.690556

	2.	The amount of the current monthly accumulation in respect of Class A Deficiency Amounts	$0.000000

	3.	The amount of the current monthly accumulation in respect of Class A Additional Interest	$0.000000

	4.	The amount of the current monthly accumulation in respect of Class B Monthly Interest	$3.834444

	5.	The amount of the current monthly accumulation in respect of Class B Deficiency Amounts	$0.000000

	6.	The amount of the current monthly accumulation in respect of Class B Additional Interest	$0.000000

D.	Information Regarding the Current Quarterly Interest Distribution.

	1.	The total amount of distribution from the Interest Funding Account	$0.00

	2.	The amount of the current quarterly interest distribution in respect of Class A	$0.00

	3.	The amount of the current quarterly interest distribution in respect of Class A set forth in 2 above per $1,000 of original certificate principal amount	$0.000000

	4.	The amount of the current quarterly interest distribution in respect of Class B	$0.00

5.	The amount of the current quarterly interest distribution in respect of Class B set forth in 4 above per $1,000 of original certificate principal amount	$0.000000

E.	Information Regarding the Performance of the Trust

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class A Certificates	$121,555,087.22

		(b)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$10,729,263.92

		(c)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$10,729,263.92

2.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$70,292,665,257.60

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 1998-E as of the end of the day on the last day of the related Monthly Period	$882,400,000.00

	(c)	The amount of Principal Receivables in the Trust represented by the Adjusted Investor Interest of Series 1998-E as of the end of the day on the last day of the related Monthly Period	$882,400,000.00

	(d)	The amount of Principal Receivables in the Trust represented by the Class A Investor Interest as of the end of the day on the last day of the related Monthly Period	$750,000,000.00

	(e)	The amount of Principal Receivables in the Trust represented by the Class A Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$750,000,000.00

	(f)	The amount of Principal Receivables in the Trust represented by the Class B Investor Interest as of the end of the day on the last day of the related Monthly Period	$66,200,000.00

(g)	The amount of Principal Receivables in the Trust represented by the Class B Adjusted Interest as of the end of the day on the last day of the related Monthly Period	$66,200,000.00

(h)	The amount of Principal Receivables in the Trust represented by the Collateral Interest Amount as of the end of the day on the last day of the related Monthly Period	$66,200,000.00

(i)	The amount of Principal Receivables in the Trust represented by the Collateral Interest Adjusted Amount as of the end of the day on the last day of the related Monthly Period	$66,200,000.00

(j)	The Floating Investor Percentage with respect to the period:

	February 1, 2006 through February 8, 2006 February 9, 2006 through February 28, 2006	1.25% 1.24%

(k)	The Class A Floating Allocation with respect to the related Monthly Period	0.850

(l)	The Class B Floating Allocation with respect to the related Monthly Period	0.075

(m)	The Collateral Floating Allocation with respect to the related Monthly Period	0.075

(n)	The Fixed Investor Percentage with respect to the related Monthly Period	N/A

(o)	The Class A Fixed Allocation with respect to the related Monthly Period	N/A

(p)	The Class B Fixed Allocation with respect to the related Monthly Period	N/A

(q)	The Collateral Fixed Allocation with respect to the related Monthly Period	N/A

3.	Shared Principal Collections

	The aggregate amount Shared Principal Collections allocated to:

	1. Series 1996-B	380,272,763.39

	Total	$380,272,763.39

4.	Delinquent Balances

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Percentage of Total Receivables	Aggregate Account Balance

(a)	30 - 59 days:	1.62%	$1,159,461,617.42

(b)	60 - 89 days:	0.87%	$620,295,309.64

(c)	90 - 119 days:	0.71%	$506,873,976.48

(d)	120 - 149 days:	0.66%	$471,993,355.76

(e)	150 - 179 days:	0.67%	$476,996,511.52

(f)	180 – or more days:	0.00%	$1,462,464.40

	Total:	4.53%	$3,237,083,235.22

5.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$2,101,026.81

	(b)	The Class A Investor Default Amount for the related Monthly Period	$1,785,777.51

	(c)	The Class B Investor Default Amount for the related Monthly Period	$157,624.65

	(d)	The Collateral Default Amount for the related Monthly Period	$157,624.65

6.	Investor Charge Offs

	(a)	The aggregate amount of Class A Investor Charge Offs for the related Monthly Period	$0.00

	(b)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (a) above per $1,000 of original certificate principal amount	$0.00

	(c)	The aggregate amount of Class B Investor Charge Offs for the related Monthly Period	$0.00

	(d)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (c) above per $1,000 of original certificate principal amount	$0.00

	(e)	The aggregate amount of Collateral Charge Offs for the related Monthly Period	$0.00

(f)	The aggregate amount of Collateral Charge Offs set forth in 6 (e) above per $1,000 of original certificate principal amount	$0.00

(g)	The aggregate amount of Class A Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(h)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (g) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(i)	The aggregate amount of Class B Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(j)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (i) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(k)	The aggregate amount of Collateral Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(l)	The aggregate amount of Collateral Charge Offs set forth in 6 (k) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

7.	Investor Servicing Fee

	(a)	The amount of the Class A Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$781,250.01

	(b)	The amount of the Class B Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$68,958.33

	(c)	The amount of the Collateral Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$68,958.33

	(d)	The amount of Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$551,500.00

8.	Reallocations

(a)	The amount of Reallocated Collateral Principal Collections with respect to this Distribution Date	$0.00

(b)	The amount of Reallocated Class B Principal Collections with respect to this Distribution Date	$0.00

(c)	The Collateral Interest Amount as of the close of business on this Distribution Date	$66,200,000.00

(d)	The Collateral Interest Adjusted Amount as of the close of business on the Distribution Date	$66,200,000.00

(e)	The Class B Investor Interest as of the close of business on the Distribution Date	$66,200,000.00

(f)	The Class B Adjusted Investor Interest as of the close of business on the Distribution Date	$66,200,000.00

(g)	The Class A Investor Interest as of the close of business on this Distribution Date	$750,000,000.00

(h)	The Class A Adjusted Investor Interest as of the close of business on this Distribution Date	$750,000,000.00

9.	Principal Funding Account

	(a)	The principal amount on deposit in the Principal Funding Account on the related Transfer Date (after taking into account deposits on such date but prior to withdrawals)	$0.00

	(b)	The Accumulation Shortfall with respect to the related Monthly Period	$0.00

	(c)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

	(d)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class B Available Funds	$0.00

	(e)	The amount of all or the portion of the Reserve Draw Amount deposited in the Finance Charge Account on the related Transfer Date from the Reserve Account	$0.00

		(1) The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class A Available Funds	$0.00

	(2) The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class B Available Funds	$0.00

(f)	Interest earnings on funds on deposit in the Reserve Account deposited in the Finance Charge Account on the related Transfer Date	$0.00

10.	Interest Funding Account

	(a)	The aggregate amount on deposit in the Interest Funding Account on the related Transfer Date (after taking into account deposits on such date but prior to withdrawals)	$6,151,433.66

	(b)	The aggregate amount deposited into the Interest Funding Account with respect to the Class A Certificates on the related Transfer Date	$2,767,916.67

	(c)	The aggregate amount deposited into the Interest Funding Account with respect to the Class B Certificates on the related Transfer Date	$253,840.22

	(d)	The Interest Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date	$10,916.74

11.	Available Funds

	(a)	The amount of Class A Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$10,831,261.26

	(b)	The amount of Class B Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$955,076.53

	(c)	The amount of Collateral Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$955,076.53

12.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account and allocated in respect of the Class A Certificates	$11,300,011.26

	(b)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account and which were allocated in respect of the Class B Certificates	$996,451.53

	(c)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$996,451.53

13.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	15.22%

	(b)	The Portfolio Adjusted Yield	5.67%

F.	Floating Rate Determinations

	LIBOR rates for the related Interest Period:
	Class A and Class B determination -	4.60000%

MBNA AMERICA BANK, NATIONAL ASSOCIATION, Servicer

Name: Marcie E. Copson-Hall
Title: Executive Vice President